Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 369 0205

October 23, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
    Securities Act File No. 033-97598;
    Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Currency Hedged MSCI EM Minimum Volatility ETF, each dated October 21, 2015, do not differ from those contained in Post-Effective Amendment No. 448 to the Company’s Registration Statement on Form N-1A, filed electronically on October 21, 2015.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.